International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.0%)
Baidu, Inc., ADR *	China	185,000	21,736
Grupo Televisa SAB, ADR	Mexico	1,850,000	9,953
Liberty Global PLC - Class A *	United Kingdom	175,000	2,728
Liberty Global PLC - Class C *	United Kingdom	327,000	5,395
Millicom International Cellular SA, SDR *	Colombia	374,000	4,284
NetEase, Inc., ADR	China	207,000	15,649
Total			59,745

Consumer Discretionary (10.9%)
Alibaba Group Holding, Ltd., ADR *	China	365,000	29,196
Booking Holdings, Inc. *	United States	7,300	11,996
Entain PLC	United Kingdom	1,047,456	12,579
Flutter Entertainment PLC *	Ireland	22,088	2,413
Honda Motor Co., Ltd.	Japan	990,000	21,566
JD.com, Inc., ADR	China	460,000	23,138
Prosus NV, Class N *	China	975,000	50,811
Stellantis NV	United States	716,750	8,464
Yamaha Motor Co., Ltd.	Japan	180,000	3,373
Total			163,536

Consumer Staples (6.3%)
Anheuser-Busch InBev SA/NV	Belgium	475,000	21,488
Beiersdorf AG	Germany	137,000	13,557
Haleon PLC *	United Kingdom	3,311,500	10,246
Imperial Brands PLC	United Kingdom	1,625,000	33,533
Magnit PJSC Æ	Russia	135,000	–
Seven & i Holdings Co., Ltd.	Japan	385,000	15,465
Total			94,289

Energy (7.7%)
Equinor ASA	Norway	326,674	10,775
Ovintiv, Inc.	United States	475,500	21,873
Suncor Energy, Inc.	Canada	1,120,000	31,528
TC Energy Corp.	Canada	400,000	16,116
TotalEnergies SE	France	755,000	35,538
Total			115,830

Financials (24.3%)
Aegon NV	Netherlands	2,150,000	8,544
Aviva PLC	United Kingdom	4,301,600	18,476
Axis Bank, Ltd.	India	4,100,000	36,567
Banco Santander SA	Spain	16,500,000	38,350
Barclays PLC	United Kingdom	18,700,000	29,814
BNP Paribas SA	France	920,000	38,840
Credicorp, Ltd.	Peru	135,000	16,578
Credit Suisse Group AG	Switzerland	3,369,200	13,279
ICICI Bank, Ltd.	India	3,858,400	40,417
Mitsubishi UFJ Financial Group, Inc.	Japan	3,000,000	13,528
Prudential PLC	Hong Kong	1,703,152	16,734
Standard Chartered PLC	United Kingdom	4,304,703	27,076
UBS Group AG	Switzerland	3,525,000	50,922

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
XP, Inc. - Class A *	Brazil	824,306	15,670
Total			364,795

Health Care (15.8%)
Bayer AG	Germany	480,000	22,151
Euroapi SASU *	France	30,434	507
Fresenius Medical Care AG & Co. KGaA	Germany	360,000	10,232
GSK PLC	United States	2,648,000	38,624
Novartis AG	Switzerland	695,000	52,982
Olympus Corp.	Japan	725,100	13,955
Roche Holding AG	United States	140,000	45,648
Sanofi	France	689,500	52,623
Total			236,722

Industrials (6.0%)
Johnson Controls International PLC	United States	615,000	30,270
Mitsubishi Electric Corp.	Japan	3,320,000	29,991
Nidec Corp.	Japan	115,000	6,478
Schneider Electric SE	United States	98,000	10,995
Smiths Group PLC	United Kingdom	765,000	12,821
Total			90,555

Information Technology (3.6%)
Brother Industries, Ltd.	Japan	385,000	6,638
Kyocera Corp.	Japan	276,000	13,951
Micro Focus International PLC	United Kingdom	515,000	2,985
Murata Manufacturing Co., Ltd.	Japan	275,000	12,632
TE Connectivity, Ltd.	Switzerland	163,000	17,989
Total			54,195

Materials (11.2%)
Akzo Nobel NV	Netherlands	480,000	27,070
Glencore PLC	Australia	4,000,000	21,122
Holcim, Ltd. *	Switzerland	845,000	34,474
Linde PLC	United Kingdom	50,000	13,674
Mitsubishi Chemical Group Corp.	Japan	4,570,000	20,985
Nutrien, Ltd.	Canada	325,000	27,099
Teck Resources, Ltd., Class B	Canada	810,000	24,632
Total			169,056

Real Estate (2.2%)
CK Asset Holdings, Ltd.	Hong Kong	2,439,200	14,636
Daito Trust Construction Co., Ltd.	Japan	128,200	12,038
Hang Lung Group, Ltd.	Hong Kong	4,000,000	6,455
Total			33,129

International Equity Portfolio

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (0.6%)
Engie SA *	France	771,558	8,945
Total			8,945

Total Common Stocks (Cost: $1,826,048)			1,390,797

Preferred Stocks (4.7%)
Financials (2.6%)
Itau Unibanco Holding SA	Brazil	7,325,000	38,103
Total			38,103

Information Technology (2.1%)
Samsung Electronics Co., Ltd.	South Korea	985,000	32,051
Total			32,051

Total Preferred Stocks (Cost: $85,451)			70,154

Short-Term Investments (2.3%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	United States	35,268,348	35,268
Total			35,268

Total Short-Term Investments (Cost: $35,268)			35,268

Total Investments (99.6%) (Cost: $1,946,767)@			1,496,219

Other Assets, Less Liabilities (0.4%)			6,406

Net Assets (100.0%)			1,502,625

Investments by Country of Risk as a Percentage of Net Assets:
United States	13.5%
United Kingdom	11.4%
Switzerland	11.3%
Japan	11.2%
China	9.3%
France	9.1%
Canada	6.6%
India	5.1%
Other	22.1%

Total	99.6%

Over the Counter Derivatives
Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CNH	53,553	7,508	12/7/22	$—	$(47)	$(47)
Buy	Goldman Sachs Bank USA	CNH	28,951	4,059	12/7/22	—	(104)	(104)
Buy	HSBC Bank USA	CNH	78,902	11,062	12/7/22	36	(107)	(71)
Buy	Standard Chartered Bank	CNH	9,649	1,353	12/7/22	—	(34)	(34)
Sell	Bank of America NA	CNH	36,000	5,047	12/7/22	485	—	485
Sell	HSBC Bank USA	CNH	219,778	30,814	12/7/22	2,867	—	2,867
Sell	Goldman Sachs Bank USA	CNH	55,000	7,789	1/11/23	716	—	716
Sell	HSBC Bank USA	CNH	28,450	3,993	1/11/23	406	—	406
Sell	JP Morgan Chase Bank NA	CNH	10,350	1,453	1/11/23	144	—	144
Sell	Standard Chartered Bank	CNH	18,100	2,540	1/11/23	263	—	263
Sell	HSBC Bank USA	CNH	36,500	5,128	2/8/23	523	—	523
Sell	Citibank NA	CNH	20,150	2,835	3/22/23	283	—	283
Sell	HSBC Bank USA	CNH	34,079	4,795	3/22/23	400	—	400
Sell	JP Morgan Chase Bank NA	CNH	37,650	5,297	3/22/23	522	—	522
Sell	Standard Chartered Bank	CNH	17,500	2,462	3/22/23	239	—	239
Sell	Bank of America NA	CNH	23,484	3,314	6/7/23	197	—	197
Sell	Citibank NA	CNH	14,673	2,071	6/7/23	123	—	123
Sell	HSBC Bank USA	CNH	14,673	2,071	6/7/23	123	—	123
Sell	UBS AG	CNH	81,270	11,470	6/7/23	690	—	690
Sell	HSBC Bank USA	CNH	219,779	31,092	8/9/23	1,776	—	1,776

						$9,793	$(292)	$9,501

International Equity Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9,793	—	$9,793	$(292)	—	—	$(292)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,946,767 and the net unrealized depreciation of investments based on that cost was $441,047 which is comprised of $43,783 aggregate gross unrealized appreciation and $484,830 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks
Financials	$38,103	$—	$—
Information Technology	—	32,051	—
Common Stocks
Communication Services	55,461	4,284	—
Consumer Discretionary	64,330	99,206	—
Consumer Staples	—	94,289	—
Energy	69,517	46,313	—
Financials	32,248	332,547	—
Industrials	30,270	60,285	—
Information Technology	17,989	36,206	—
Materials	51,731	117,325	—
All Others	—	278,796	—
Short-Term Investments	35,268	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	9,793	—

Total Assets:	$394,917	$1,111,095	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(292)	—

Total Liabilities:	$—	$(292)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2022.

For the period ended September 30, 2022, there was a transfer from Level 2 to Level 3 in the amount of $0 (in thousands). This transfer was due to the liquidity and current market conditions in Russia.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand